Property and Equipment - Property and Equipment (Detail) - USD ($) $ in Thousands	Aug. 02, 2015	Feb. 01, 2015	Feb. 02, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 688,208	$ 583,432
Accumulated depreciation	$ (284,735)	(252,160)	(195,339)
Property and equipment, net	$ 480,927	436,048	388,093
Buildings and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		14,305	14,176
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		379,468	330,641
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		150,280	117,194
Games [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		111,166	88,310
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 32,989	$ 33,111